INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of Income Tax (Expenses)/Benefits	Income tax expenses are as follows:

	For the years ended December 31,
	2017	2018	2019

Income tax expenses:
Current	$633	$150	$691
Deferred	—	—	—
	$633	$150	$691

Schedule of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets are as follows:

	As of December 31,
	2018	2019
Deferred tax assets:
Allowance for doubtful accounts	$14,173	$15,341
Amortization of intangible assets	232	93
Net operating loss carry forwards	67,865	44,350
Excess marketing and advertising expense (15%)	12	54
Impairment on inventory	—	80
Total deferred tax assets	82,282	59,918

Valuation allowance	(82,282)	(59,918)

Total deferred tax assets, net	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2017	2018	2019

Net loss before provision for income taxes	$(178,548)	$(93,269)	$(33,213)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(44,637)	(23,317)	(8,303)

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	91	132	96
Tax effect of impairment loss on property and equipment and intangible assets	12,539	302	—
Tax effect of unrealized net operating loss	—	—	30,854
Tax effect of other permanent differences	2,482	4,913	(1,118)
Changes in valuation allowance	28,815	17,080	(22,364)
Effect of preferential tax rates granted to PRC entities	670	689	1,215
Effect of income tax rate difference in other jurisdictions	673	351	311

Income tax expenses	$633	$150	$691

Effective tax rates	(0.4)%	(0.2)%	(2.1)%

Schedule of rollforward of uncertain tax position

The rollforward of uncertain tax position is as follows:

	As December 31,
	2017	2018	2019

Unrecognized tax benefits, beginning of year	$12,725	$12,725	$11,065
Reductions related to settlement of tax matters	—	(1,660)	—
Unrecognized tax benefits, end of year	12,725	11,065	11,065